Segment Information - Summary of Segment Performance (Details) - USD ($) $ in Millions		3 Months Ended												12 Months Ended
	Jul. 02, 2016	Jul. 01, 2017	Apr. 01, 2017	Dec. 31, 2016	Oct. 01, 2016	Jul. 02, 2016	Mar. 26, 2016	Dec. 26, 2015	Sep. 26, 2015	Jun. 27, 2015	Mar. 28, 2015	Dec. 27, 2014	Sep. 27, 2014	Jul. 01, 2017	Jul. 02, 2016	Jun. 27, 2015
Segment Reporting Information [Line Items]
Net sales	$ 84.4	$ 1,133.8	$ 995.2	$ 1,321.7	$ 1,037.6	$ 1,154.6	$ 1,033.1	$ 1,273.8	$ 1,030.3	$ 1,004.1	$ 929.3	$ 1,219.4	$ 1,038.8	$ 4,488.3	$ 4,491.8	$ 4,191.6
Gross profit		754.5	$ 705.7	$ 906.2	$ 714.7	782.7	$ 713.0	$ 859.1	$ 696.5	687.7	$ 665.5	$ 840.0	$ 715.4	3,081.1	3,051.3	2,908.6
Operating income (loss)														787.4	653.5	618.0
Income (loss) before provision for income taxes														759.0	626.6	611.6
Depreciation and amortization expense														218.9	219.1	240.6
Total assets	4,892.7	5,831.6				4,892.7				4,666.9				5,831.6	4,892.7	4,666.9
Additions to long-lived assets														283.1	396.4	199.3
Operating Segments | Coach
Segment Reporting Information [Line Items]
Net sales														4,114.7	4,147.1	4,148.6
Gross profit														2,855.0	2,848.9	2,888.7
Operating income (loss)														1,040.0	1,024.4	965.6
Income (loss) before provision for income taxes														1,040.0	1,024.4	965.6
Depreciation and amortization expense														149.9	132.6	123.0
Total assets	1,975.5	1,937.1				1,975.5				1,809.2				1,937.1	1,975.5	1,809.2
Additions to long-lived assets														170.5	210.2	170.5
Operating Segments | Stuart Weitzman
Segment Reporting Information [Line Items]
Net sales														373.6	344.7	43.0
Gross profit														226.1	202.4	19.9
Operating income (loss)														15.5	32.5	(4.6)
Income (loss) before provision for income taxes														15.5	32.5	(4.6)
Depreciation and amortization expense														18.9	19.6	5.2
Total assets	631.2	628.4				631.2				602.6				628.4	631.2	602.6
Additions to long-lived assets														20.2	11.5	1.5
Corporate Unallocated
Segment Reporting Information [Line Items]
Net sales														0.0	0.0	0.0
Gross profit														0.0	0.0	0.0
Operating income (loss)														(268.1)	(403.4)	(343.0)
Income (loss) before provision for income taxes														(296.5)	(430.3)	(349.4)
Depreciation and amortization expense														50.1	66.9	112.4
Total assets	$ 2,286.0	$ 3,266.1				$ 2,286.0				$ 2,255.1				3,266.1	2,286.0	2,255.1
Additions to long-lived assets														92.4	174.7	27.3
Operational Efficiency Plan
Segment Reporting Information [Line Items]
Depreciation and amortization expense														$ 6.1
Transformation Plan and Operational Efficiency Plan
Segment Reporting Information [Line Items]
Depreciation and amortization expense															$ 8.5
Transformation Plan
Segment Reporting Information [Line Items]
Depreciation and amortization expense																$ 48.8